Quarterly Holdings Report
for
Fidelity® Infrastructure Fund
July 31, 2023
ISF-NPRT3-0923
1.9896238.103
Common Stocks - 96.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 5.1%
Cellnex Telecom SA (a)	55,738	2,276,085
Helios Towers PLC (b)	235,562	273,438
		2,549,523
ENERGY - 12.0%
Oil, Gas & Consumable Fuels - 12.0%
Cheniere Energy, Inc.	14,602	2,363,480
Enterprise Products Partners LP	13,396	355,128
Targa Resources Corp.	17,509	1,435,563
The Williams Companies, Inc.	52,537	1,809,900
		5,964,071
INDUSTRIALS - 31.3%
Commercial Services & Supplies - 10.6%
GFL Environmental, Inc.	65,325	2,230,196
Republic Services, Inc.	11,380	1,719,632
Waste Connections, Inc. (United States)	9,458	1,335,186
		5,285,014
Construction & Engineering - 2.4%
Ferrovial SE	28,464	943,267
VINCI SA	2,170	254,768
		1,198,035
Ground Transportation - 2.8%
Canadian Pacific Kansas City Ltd.	3,094	254,605
CSX Corp.	16,779	559,076
Union Pacific Corp.	2,560	593,971
		1,407,652
Transportation Infrastructure - 15.5%
Aena SME SA (a)	23,399	3,740,735
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR	12,043	2,292,505
Grupo Aeroportuario Norte S.A.B. de CV ADR	18,858	1,708,535
		7,741,775
TOTAL INDUSTRIALS		15,632,476
REAL ESTATE - 10.4%
Equity Real Estate Investment Trusts (REITs) - 10.2%
American Tower Corp.	7,177	1,365,855
Crown Castle International Corp.	4,168	451,353
Equinix, Inc.	1,716	1,389,823
Londonmetric Properity PLC	97,528	231,300
Prologis (REIT), Inc.	6,605	823,974
SBA Communications Corp. Class A	1,780	389,731
Segro PLC	43,751	428,408
		5,080,444
Real Estate Management & Development - 0.2%
Catena AB	2,989	114,774
TOTAL REAL ESTATE		5,195,218
UTILITIES - 37.4%
Electric Utilities - 25.6%
Constellation Energy Corp.	7,970	770,301
Exelon Corp.	33,506	1,402,561
Iberdrola SA	174,990	2,184,719
Kansai Electric Power Co., Inc.	92,161	1,211,409
NextEra Energy, Inc.	51,545	3,778,246
ORSTED A/S (a)	8,165	712,242
Southern Co.	37,100	2,683,814
		12,743,292
Independent Power and Renewable Electricity Producers - 5.1%
Brookfield Renewable Partners LP	17,690	515,664
EDP Renovaveis SA	33,323	636,413
RWE AG	32,916	1,416,159
		2,568,236
Multi-Utilities - 6.7%
National Grid PLC	155,200	2,057,150
WEC Energy Group, Inc.	14,259	1,281,314
		3,338,464
TOTAL UTILITIES		18,649,992
TOTAL COMMON STOCKS (Cost $42,518,199)		47,991,280

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c) (Cost $2,048,896)	2,048,487	2,048,896

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $44,567,095)	50,040,176
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(165,799)
NET ASSETS - 100.0%	49,874,377

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,729,062 or 13.5% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	1,292,455	13,064,231	12,307,790	68,678	-	-	2,048,896	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	377,175	12,341,146	12,718,321	3,107	-	-	-	0.0%
Total	1,669,630	25,405,377	25,026,111	71,785	-	-	2,048,896

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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